Average Annual Total Returns - Macquarie Healthcare Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Russell 3000® Healthcare Index
Average Annual Return, Percent		3.48%	7.18%	8.81%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Class A | After Taxes on Distributions
Average Annual Return, Percent		(0.59%)	2.39%	6.81%
Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		3.54%	3.16%	6.58%
Class A
Average Annual Return, Percent		2.26%	4.24%	8.49%
Class C
Average Annual Return, Percent		6.68%	4.69%	8.31%
Class R
Average Annual Return, Percent		8.18%	5.22%	8.86%
Institutional Class
Average Annual Return, Percent		8.77%	5.75%	9.40%